FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details 1) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Assets	$ 39,132,512	$ 35,823,605
Liabilities	35,887,052	32,675,685
Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Liabilities	2,517,728	2,139,488
Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Liabilities	540,091	408,313
Level 3 [Member]
Disclosure of financial assets [line items]
Assets	12,193	22,987	$ 40,034
Liabilities		7	43
Trading Investments [Member]
Disclosure of financial assets [line items]
Assets		485,736
Available For Sale Investments [Member]
Disclosure of financial assets [line items]
Assets	77,041	2,574,546
Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Assets	3,100,635	2,238,647
Guarantee Deposits (Margin Accounts) [Member]
Disclosure of financial assets [line items]
Assets	170,232	323,767
Recurrent Basis [Member]
Disclosure of financial assets [line items]
Assets	5,742,231	5,622,696
Liabilities	2,889,240	2,547,801
Recurrent Basis [Member] | Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Liabilities	2,517,728	2,139,488
Recurrent Basis [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Liabilities	371,512	408,313
Recurrent Basis [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets	2,439,926	3,354,635
Liabilities		408,313
Recurrent Basis [Member] | Level 1 [Member] | Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Liabilities
Recurrent Basis [Member] | Level 1 [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Liabilities		408,313
Recurrent Basis [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets	3,290,112	2,245,074
Liabilities	2,888,445	2,139,481
Recurrent Basis [Member] | Level 2 [Member] | Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Liabilities	2,516,933	2,139,481
Recurrent Basis [Member] | Level 2 [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Liabilities	371,512
Recurrent Basis [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets	12,193	22,987
Liabilities	795	7
Recurrent Basis [Member] | Level 3 [Member] | Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Liabilities	795	7
Recurrent Basis [Member] | Level 3 [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Liabilities
Recurrent Basis [Member] | Trading Investments [Member]
Disclosure of financial assets [line items]
Assets		485,736
Recurrent Basis [Member] | Trading Investments [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets		481,642
Recurrent Basis [Member] | Trading Investments [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets		4,094
Recurrent Basis [Member] | Trading Investments [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets
Recurrent Basis [Member] | Available For Sale Investments [Member]
Disclosure of financial assets [line items]
Assets		2,574,546
Recurrent Basis [Member] | Available For Sale Investments [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets		2,549,226
Recurrent Basis [Member] | Available For Sale Investments [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets		24,674
Recurrent Basis [Member] | Available For Sale Investments [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets		646
Recurrent Basis [Member] | Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Assets	3,100,635	2,238,647
Recurrent Basis [Member] | Financial Derivative Contracts [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets
Recurrent Basis [Member] | Financial Derivative Contracts [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets	3,089,077	2,216,306
Recurrent Basis [Member] | Financial Derivative Contracts [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets	11,558	22,341
Recurrent Basis [Member] | Guarantee Deposits (Margin Accounts) [Member]
Disclosure of financial assets [line items]
Assets	170,232	323,767
Recurrent Basis [Member] | Guarantee Deposits (Margin Accounts) [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets		323,767
Recurrent Basis [Member] | Guarantee Deposits (Margin Accounts) [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets	170,232
Recurrent Basis [Member] | Guarantee Deposits (Margin Accounts) [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets
Recurrent Basis [Member] | Financial Assets Held For Trading [Member]
Disclosure of financial assets [line items]
Assets	77,041
Recurrent Basis [Member] | Financial Assets Held For Trading [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets	71,158
Recurrent Basis [Member] | Financial Assets Held For Trading [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets	5,883
Recurrent Basis [Member] | Financial Assets Held For Trading [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets
Recurrent Basis [Member] | Debt Instrument At FVOCI [Member]
Disclosure of financial assets [line items]
Assets	2,394,323
Recurrent Basis [Member] | Debt Instrument At FVOCI [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets	2,368,768
Recurrent Basis [Member] | Debt Instrument At FVOCI [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets	24,920
Recurrent Basis [Member] | Debt Instrument At FVOCI [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets	$ 635